ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Mar. 31, 2020
ORGANIZATION AND NATURE OF OPERATIONS
Schedule net liabilities of Jin-En
Receivable from Biotech	$60,000
Accounts payable	(19,000)
Convertible note	(60,000)
Net liabilities	$(19,000)